Shareholder Report, Average Annual Return (Details)	6 Months Ended		12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2015	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
C000105122
Average Annual Return [Line Items]
Line Graph and Table Measure Name		KEELEY Mid Cap Dividend Value Fund - Class A
Average Annual Return, Percent	(7.88%)		(2.86%)	16.02%	7.11%
C000105123
Average Annual Return [Line Items]
Line Graph and Table Measure Name		KEELEY Mid Cap Dividend Value Fund - Class I
C000080997
Average Annual Return [Line Items]
Line Graph and Table Measure Name		KEELEY Small Cap Dividend Value Fund - Class A
Average Annual Return, Percent	(9.94%)		(1.21%)	16.65%	5.90%
C000080998
Average Annual Return [Line Items]
Line Graph and Table Measure Name		KEELEY Small Cap Dividend Value Fund - Class I
C000051528
Average Annual Return [Line Items]
Line Graph and Table Measure Name		KEELEY Small-Mid Cap Value Fund - Class A
Average Annual Return, Percent	(9.77%)		(5.61%)	17.85%	5.86%
C000053918
Average Annual Return [Line Items]
Line Graph and Table Measure Name		KEELEY Small-Mid Cap Value Fund - Class I
Without Sales Load [Member] | C000105122
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.54%)		1.71%	17.09%	7.60%
Without Sales Load [Member] | C000105123
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.44%)		1.96%	17.39%	7.87%
Without Sales Load [Member] | C000080997
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.67%)		3.47%	17.73%	6.39%
Without Sales Load [Member] | C000080998
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.53%)		3.75%	18.03%	6.66%
Without Sales Load [Member] | C000051528
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.51%)		(1.14%)	18.95%	6.35%
Without Sales Load [Member] | C000053918
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.42%)		(0.82%)	19.25%	6.62%
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.86%)		7.82%	18.47%	12.18%
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.86%)		7.82%	18.47%	12.18%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(9.18%)		(4.01%)	13.27%	6.30%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(9.18%)		(4.01%)	13.27%	6.30%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.21%)		7.22%	18.18%	11.80%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.21%)		7.22%	18.18%	11.80%
Russell Midcap Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.82%)		2.27%	16.70%	7.62%
Russell Midcap Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.82%)		2.27%	16.70%	7.62%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(8.72%)		(3.12%)	15.31%	6.07%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(8.72%)		(3.12%)	15.31%	6.07%
Russell 2500 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.08%)		(1.47%)	16.65%	6.84%
Russell 2500 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.08%)		(1.47%)	16.65%	6.84%